Accounts Receivable	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 5 – ACCOUNTS RECEIVABLE

At December 31, 2019 and 2018, accounts receivable consisted of the following:

	December 31,	December 31,
	2019	2018
Accounts receivable	$23,790,658	$25,041,576
Less: allowance for doubtful accounts	(13,785,707)	(2,379,982)
	$10,004,951	$22,661,594